CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued DSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Foreign exchange gain (loss)	$ 27,913	$ (5,171)
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,234	373
Settlement of DSUs during the year	(218)	0
Change in accrued liability	430	869
Foreign exchange gain (loss)	(82)	8
Outstanding, end of year	$ 1,364	$ 1,234